Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Earnings Per Share
Earnings Per Share

6. Earnings Per Share

Net Income per Common Share

              We calculate basic earnings per share by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of stock options. The following table shows the computation of basic and diluted earnings per share:

	Thirteen Weeks Ended
(in thousands, except share and per share data)	March 31, 2016	March 30, 2017
Net income	$7,101	$11,128

Basic weighted average shares outstanding	83,375,562	83,529,335
Dilutive effect of share based awards	3,292,911	5,115,475

Diluted weighted average shares outstanding	86,668,473	88,644,810

Basic earnings per share	$0.09	$0.13

Diluted earnings per share	$0.08	$0.13

              The following awards have been excluded from the computation of dilutive effect of share based awards because the effect would be anti-dilutive:

	Thirteen Weeks Ended
	March 31, 2016	March 30, 2017
Stock Options	2,207,701	2,360,029

9. Earnings Per Share

Net Income per Common Share

              We calculate basic earnings per share by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of stock options. The following table shows the computation of basic and diluted earnings per share:

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Net income (in thousands)	$15,098	$26,807	$43,039

Basic weighted average shares outstanding	83,222,330	83,365,218	83,432,157
Dilutive effect of share based awards	2,429,419	2,915,689	4,998,830

Diluted weighted average shares outstanding	85,651,749	86,280,907	88,430,987

Basic earnings per share	$0.18	$0.32	$0.52
Diluted earnings per share	$0.18	$0.31	$0.49

              The following have been excluded from the computation of dilutive effect of share based awards because the effect would be anti-dilutive:

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Stock Options	1,536,690	1,856,579	2,003,651